Subsequent Events (Details)									6 Months Ended
	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 22, 2024 shares	Oct. 08, 2024 Days	Sep. 30, 2024 shares	Sep. 27, 2024 Days	Sep. 13, 2024 USD ($)	Jul. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024	Nov. 30, 2024 CNY (¥)	Nov. 30, 2024 USD ($)	Nov. 15, 2024 USD ($)	Oct. 28, 2024 shares	Oct. 26, 2024 shares	Oct. 19, 2024 shares	Oct. 10, 2024	Jul. 31, 2024 USD ($)	Jul. 05, 2024 CNY (¥)	Jul. 05, 2024 USD ($)	Nov. 08, 2023 USD ($)	Oct. 30, 2023 CNY (¥)	Oct. 30, 2023 USD ($)
Subsequent Events [Line Items]
Debenture bears interest rate									6.00%	6.00%
Repaid amount | $								$ 423,567
Loan agreement																						$ 0	¥ 3,000,000	$ 420,946
Xiaogang Geng [Member]
Subsequent Events [Line Items]
Repaid amount									¥ 5,802,500	$ 814,180
Subsequent Event [Member]
Subsequent Events [Line Items]
Entitled borrowing							¥ 738,000												$ 103,553
Interest rate																				4.25%	4.25%
Loan agreement																				¥ 1,000,000	$ 140,315
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Common stock, issued (in Shares)								6,409,600	6,409,600	6,409,600
Common stock, outstanding (in Shares)								6,409,600	6,409,600	6,409,600
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion of stock (in Shares)							1,000,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Common stock, issued (in Shares)								14,942,623	14,942,623	14,942,623
Common stock, outstanding (in Shares)								14,942,623	14,942,623	14,942,623
Forecast [Member]
Subsequent Events [Line Items]
Conversion of stock (in Shares)		2,069,382
Net proceeds of issuance of convertible debentures (in Dollars) | $						$ 800,000
Principal amount (in Dollars) | $						$ 800,000
Consecutive trading days (in Days) | Days			5		5
Purchase price (in Dollars per share) | $ / shares	$ 0.45
Gross proceeds (in Dollars) | $	$ 6,657,000
Share based compensation (in Dollars) | $	$ 17,261
Entitled borrowing												¥ 2,712,100	$ 380,549
Interest rate											6.00%	6.00%	6.00%	5.43%
Loan agreement | $														$ 500,000
Forecast [Member] | Qingdao Oranda Supply Chain Management Co., Ltd. Acquisition [Member]
Subsequent Events [Line Items]
Equity interest																		51.00%
Forecast [Member] | HYTX WAREHOUSE NO.3 LLC [Member]
Subsequent Events [Line Items]
Equity interest																20.00%
Common stock, issued (in Shares)																1,680,016
Forecast [Member] | HYTX WAREHOUSE NO.10 LLC, [Member]
Subsequent Events [Line Items]
Equity interest																49.00%
Common stock, issued (in Shares)																1,568,457
Forecast [Member] | YUKON FLOORING BELLAIRE, LLC, [Member]
Subsequent Events [Line Items]
Equity interest																95.00%
Common stock, issued (in Shares)																2,219,828
Forecast [Member] | HYTX WAREHOUSE NO.11 LLC, [Member]
Subsequent Events [Line Items]
Equity interest																20.00%
Common stock, issued (in Shares)																1,704,851
Forecast [Member] | Xiaogang Geng [Member]
Subsequent Events [Line Items]
Entitled borrowing												¥ 4,775,000	$ 670,006
Forecast [Member] | HK(FASTFLY)International Logistics Co.,Limited [Member]
Subsequent Events [Line Items]
Percentage of acquired																	10.00%
Forecast [Member] | Convertible Debt [Member]
Subsequent Events [Line Items]
Conversion price rate			52.00%		52.00%
Forecast [Member] | Ezhou GJHY [Member]
Subsequent Events [Line Items]
Equity interest				51.00%
Forecast [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Common stock, issued (in Shares)															5,409,600
Common stock, outstanding (in Shares)															5,409,600
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Conversion of stock (in Shares)				1,000,000
Common stock, issued (in Shares)															40,112,868		117,115
New share issuance (in Shares)	14,793,335
Common stock, outstanding (in Shares)															40,112,868